Structured entities - Own asset securitisations (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated structured entities
Debt securities in issue	£ 1,762	£ 903
Loans and advances to customers	326,947	305,089
Unsecured
Consolidated structured entities
Debt securities in issue		424
Securitisations
Consolidated structured entities
Assets excluding cash deposits recorded in statements	2,221	2,817
Cash deposits	156	221
Total assets	2,377	3,038
Other credit risk transfer securitisations
Consolidated structured entities
Loans and advances to customers	9,001	8,402
Covered debt Programme
Consolidated structured entities
Debt securities in issue	280	478
Loans and advances to customers	9,630	9,446
Other borrowings	7,241	6,627
Lending of own issued securities
Consolidated structured entities
Debt securities in issue	1,745	551
Lending of own issued securities | Secured
Consolidated structured entities
Debt securities in issue	1,704	526
Lending of own issued securities | Unsecured
Consolidated structured entities
Debt securities in issue	424
Consolidated structured entities | Securitisations
Consolidated structured entities
Debt securities in issue	2,385	3,017
Held by Third party | Securitisations
Consolidated structured entities
Debt securities in issue	468	778
Held by Third party | Other credit risk transfer securitisations
Consolidated structured entities
Debt securities in issue	673	596
Held by RBS | Securitisations
Consolidated structured entities
Debt securities in issue	£ 1,917	£ 2,239